Real Estate Held For Sale and Discontinued Operations (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Gain on the sale of real estate	$ 4,730,398
Income from discontinued operations	4,599,023
Sparkys Self-Storage Portfolio, Disposal Group [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Rental revenues	940,048
Fee and other income	112,218
Rental operating expenses	(595,832)
Depreciation	(165,646)
Interest expense	(422,163)
Gain on the sale of real estate	4,730,398
Income from discontinued operations	$ 4,599,023